CONSOLIDATEDS STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - Mer Telemanagement Solutions Ltd [Member] - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total [Member]
Beginning balance, value at Dec. 31, 2017	$ 25		$ 28,188	$ (29)	$ (26,472)	$ 1,712
Beginning balance, shares at Dec. 31, 2017	3,118,884,000
Stock-based compensation			90			90
Issuance of ordinary shares	$ 2		186			188
Issuance of ordinary shares, shares	175,439,000
Issuance of preferred shares		$ 10	1,343			1,353
Issuance of preferred shares, shares		1,315,789,000
Effect of adoption of ASC 606					230	230
Net loss					(1,170)	(1,170)
Ending balance, value at Dec. 31, 2018	$ 27	$ 10	29,807	(29)	(27,412)	2,403
Ending balance, shares at Dec. 31, 2018	3,294,323,000	1,315,789,000
Stock-based compensation			47			47
Issuance of ordinary shares to Vexigo's former shareholders-warrants exercise.	$ 3		(3)
Issuance of ordinary shares to Vexigo's former shareholders-warrants exercise. shares	318,085,000
Issuance of preferred shares		$ 6	784			790
Issuance of preferred shares, shares		692,983
Net loss					(135)	(135)
Ending balance, value at Dec. 31, 2019	$ 30	$ 16	30,635	(29)	(27,547)	3,105
Ending balance, shares at Dec. 31, 2019	3,612,408,000	2,008,772,000
Stock-based compensation			14			14
Conversion of preferred shares into ordinary shares	$ 6	$ (6)
Conversion of preferred shares into ordinary shares, shares	400,000,000	(400,000,000)
Issuance of preferred shares		$ 5	705			710
Issuance of preferred shares, shares		311,404,000
Net loss					(661)	(661)
Ending balance, value at Jun. 30, 2020	36	15	31,354	(29)	(28,208)	3,168
Beginning balance, value at Dec. 31, 2019	$ 30	$ 16	30,635	(29)	(27,547)	3,105
Beginning balance, shares at Dec. 31, 2019	3,612,408,000	2,008,772,000
Stock-based compensation			21			21
Conversion of preferred shares into ordinary shares	$ 6	$ (6)
Conversion of preferred shares into ordinary shares, shares	800,000,000	(800,000,000)
Issuance of ordinary shares to Vexigo's former shareholders-warrants exercise. shares	12,583,000
Issuance of preferred shares		$ 5	705			710
Issuance of preferred shares, shares		622,807,000
Net loss					(1,815)	(1,815)
Issuance of ordinary shares to Vexigo’s former shareholders- warrants exercise	1		(1)			0
Ending balance, value at Dec. 31, 2020	$ 37	$ 15	31,360	(29)	(29,362)	2,021
Ending balance, shares at Dec. 31, 2020	4,424,991,000	1,831,579,000
Conversion of preferred shares into ordinary shares	$ 2	$ (2)
Conversion of preferred shares into ordinary shares, shares	120,000,000	(120,000,000)
Issuance of ordinary shares	$ 1		(1)
Issuance of ordinary shares, shares	34,666,000
Net loss					(994)	(994)
Ending balance, value at Jun. 30, 2021	$ 40	$ 13	$ 31,359	$ (29)	$ (30,356)	$ 1,027